LOSS PER SHARE - Schedule of Reconciliation of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to the Company	$ (29,659)	$ 519
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,399)	(15,959)
Adjusted Net Loss Attributable to the Company	$ (45,058)	$ (15,440)
Weighted-Average Shares Outstanding - Basic (in shares)	81,935,989	75,229,075
Weighted-Average Shares Outstanding - Diluted (in shares)	81,935,989	75,229,075
Loss Per Share - Basic (in dollars per share)	$ (0.55)	$ (0.21)
Loss Per Share - Diluted (in dollars per share)	$ (0.55)	$ (0.21)